COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2015
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 12 – Contingencies:

General

From time to time, Teva and/or its subsidiaries are subject to claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to litigation. Teva believes that it has meritorious defenses to all actions brought against it and vigorously pursues the defense or settlement of each such action. Except as described below, Teva does not currently have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to matters disclosed in this note.

Teva records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Based upon the status of these cases, management's assessments of the likelihood of damages, and the advice of counsel, no provisions have been made regarding the matters disclosed in this note, except as noted below. Litigation outcomes and contingencies are unpredictable, and excessive verdicts can occur. Accordingly, management's assessments involve complex judgments about future events and often rely heavily on estimates and assumptions.

Based on currently available information, Teva believes that none of the proceedings brought against it described below is likely to have a material adverse effect on its financial condition. However, if one or more of such proceedings were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flow in a given period. In addition, Teva incurs significant legal fees and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the financial statements.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims. Teva's agreements with third parties may require Teva to indemnify them, or require them to indemnify Teva, for the costs and damages incurred in connection with product liability claims, in specified or unspecified amounts.

Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the United States. All third-party sales figures given below are based on IMS data.

Intellectual Property Litigation

From time to time, Teva seeks to develop generic versions of patent-protected pharmaceuticals for sale prior to patent expiration in various markets. In the United States, to obtain approval for most generics prior to the expiration of the originator's patents, Teva must challenge the patents under the procedures set forth in the Hatch-Waxman Act of 1984, as amended. To the extent that Teva seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patents. Teva may also be involved in patent litigation involving the extent to which its product or manufacturing process techniques may infringe other originator or third-party patents.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic version even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva.

The general rule for damages in patent infringement cases in the United States is that the patentee should be compensated by no less than a reasonable royalty, and it may also be able in certain circumstances to be compensated for its lost profits. The amount of a reasonable royalty award would be calculated based on the sales of Teva's generic product. The amount of lost profits would be based on the lost sales of the branded product. The launch of an authorized generic and other generic competition may be relevant to the damages calculation. In addition, the patentee may seek consequential damages as well as enhanced damages of up to three times the profits lost by the patent holder for willful infringement, although courts have typically awarded much lower multiples.

Teva is also involved in litigation regarding patents in other countries where it does business, particularly in Europe, where Teva has in recent years increased the number of launches of its generic versions of branded pharmaceuticals prior to the expiration of the innovator's patents. The laws concerning generic pharmaceuticals and patents differ from country to country. Damages for patent infringement in Europe may include lost profits or a reasonable royalty, but enhanced damages for willful infringement are generally not available.

In June 2013, Teva settled its pantoprazole patent litigation with Wyeth and agreed to pay $1.6 billion, which was completed on October 1, 2014. Teva has sought insurance coverage to defray such amount, and to date, Teva has recovered approximately $339 million from certain of its insurance carriers. Management believes it may have up to $5 million in additional coverage, subject to recovery from one remaining insurance carrier, which has disputed its obligation to cover the Company's claim.

In September 2012, Teva launched its 10, 20, 30, 40, 50, and 60 mg methylphenidate ER products, which are the AB-rated generic versions of UCB's Metadate CD® capsules, which had annual sales of approximately $154 million for the twelve months ended September 2012. In December 2012, UCB sued Teva in the United States District Court for the Northern District of Georgia for infringement of UCB's formulation patent, which expires in October 2020. On March 18, 2015, the District Court granted Teva's motion for summary judgment of non-infringement. The case was dismissed on May 12, 2015. Teva continues to sell its methylphenidate ER products.

On April 28, 2015, Teva launched its 2 mg, 5 mg, 10 mg, 15 mg, 20 mg, and 30 mg aripriprazole tablets, which are the AB-rated versions of Otsuka's Abilify®, which had annual sales according to IMS of approximately $7.8 billion for the twelve months ending December 2014. Otsuka has sued Teva in New Jersey federal court for infringement of patents that expire in March 2023 and March 2027. On April 16, 2015, the court denied Otsuka's motion for a temporary restraining order based on one of the patents in suit. No trial date has been scheduled. Were Otsuka ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages relating to past sales of its aripiprazole products and enjoined from future sales until patent expiry. Otsuka also filed suit against the FDA in Maryland federal court, seeking an injunction to block the FDA from approving generic versions of Abilify® that do not contain an indication for treatment of Tourette's Syndrome in the pediatric population. On April 29, 2015, the court denied Otsuka's motion for an injunction.

Product Liability Litigation

Teva's business inherently exposes it to potential product liability claims, and in recent years the number of product liability claims asserted against Teva has increased. Teva maintains a program of insurance, which may include commercial insurance, self-insurance (including direct risk retention), or a combination of both approaches, in amounts and on terms that it believes are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceuticals that are not covered by insurance; in addition, it may be subject to claims for which insurance coverage is denied as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of commercial insurance it desires, or any commercial insurance on reasonable terms, in all of its markets.

Teva and/or its subsidiaries have been named as defendants in approximately 4,000 product liability lawsuits brought against them and other manufacturers by approximately 4,400 plaintiffs claiming injuries (including allegations of neurological disorders, such as tardive dyskinesia) from the use of metoclopramide (the generic form of Reglan®). Certain of these claims are covered by insurance. For over 20 years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing the disorder increases with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a “black box” warning about the risk of tardive dyskinesia resulting from long-term usage. The cases of approximately 500 of the plaintiffs have been dismissed or otherwise resolved to date. Teva expects to be dismissed from at least some of the remaining cases on the basis that some plaintiffs cannot demonstrate that they used a Teva product.

Approximately 40% of the plaintiffs are parties to cases against Teva that are part of a mass tort proceeding in the Philadelphia Court of Common Pleas. In addition, there are mass tort proceedings under way in state courts in California and New Jersey. The California litigation includes about half of the total plaintiffs. In the New Jersey proceeding, the trial court granted the defendants' motion to dismiss, on federal preemption grounds, all claims other than those based on an alleged failure to timely update the label. The appellate court affirmed, and the New Jersey Supreme Court has agreed to hear Teva's further appeal of the decision with respect to the update claims. All of the cases in the New Jersey proceeding with respect to the generic defendants have been stayed pending resolution of the appeal.

Competition Matters

As part of its generic pharmaceuticals business, Teva has challenged a number of patents covering branded pharmaceuticals, some of which are among the most widely-prescribed and well-known drugs on the market. Many of Teva's patent challenges have resulted in litigation relating to Teva's attempts to market generic versions of such pharmaceuticals under the federal Hatch-Waxman Act. Some of this litigation has been resolved through settlement agreements in which Teva obtained a license to market a generic version of the drug, often years before the patents expire. Occasionally, Teva and its subsidiaries have been named as defendants in cases that allege antitrust violations arising from such settlement agreements. Teva believes that its settlement agreements are lawful and serve to increase competition, and intends to defend them vigorously. However, the plaintiffs in these cases typically allege (1) that Teva received something of value from the innovator in exchange for an agreement to delay generic entry, and (2) that they would have realized significant savings if there had been no settlement and competition had commenced earlier. These cases seek various forms of injunctive and monetary relief, including damages based on the difference between the brand price and what the generic price allegedly would have been, and disgorgement of profits, trebled under the relevant statutes, plus attorneys' fees and costs. The damages allegedly caused by the alleged delays in generic entry generally depend on the size of the branded market and the length of the alleged delay, and can be substantial, particularly where the alleged delays are lengthy or branded drugs with sales in the billions of dollars are involved. Nonetheless, as in the modafinil opt-out case described below, many such cases may be resolved through settlement for amounts considerably less than the damages initially alleged.

On June 17, 2013, the United States Supreme Court held, in Federal Trade Commission v. Actavis, Inc. (the “AndroGel case”), that a rule of reason test should be applied in analyzing whether such settlements potentially violate the federal antitrust laws. The Supreme Court held that a trial court must analyze each agreement in its entirety in order to determine whether it violates the antitrust laws. This new test may lead to increased scrutiny of Teva's patent settlements, additional action by the Federal Trade Commission (“FTC”), and an increased risk of liability in Teva's currently pending antitrust litigations.

In April 2006, certain subsidiaries of Teva were named in a class action lawsuit filed in the United States District Court for the Eastern District of Pennsylvania. The case alleges that the settlement agreements entered into between Cephalon, Inc., now a Teva subsidiary (“Cephalon”), and various generic pharmaceutical companies in late 2005 and early 2006 to resolve patent litigation involving certain finished modafinil products (marketed as Provigil®) were unlawful because they had the effect of excluding generic competition. The case also alleges that Cephalon improperly asserted this patent against the generic pharmaceutical companies. The first lawsuit was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon (the “Direct Purchaser Class”). Similar allegations have been made in a number of additional complaints, including those filed on behalf of a proposed class of end payors of Provigil (the “End Payor Class”), by certain individual end payors, by certain retail chain pharmacies and by Apotex, Inc. In February 2008, following an investigation, the FTC sued Cephalon only, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil® and improperly excluding generic competition. Annual sales of Provigil® were approximately $500 million at the time of the settlement agreements, and approximately $1 billion when the first generic modafinil product was launched in March 2012.

In October 2011, the District Court hearing the antitrust cases described above, as well as patent claims brought by plaintiff Apotex, issued a decision regarding Apotex's invalidity claims, finding the Cephalon patent to be invalid based on obviousness, among other things, and unenforceable based on inequitable conduct. In March 2012, the District Court ruled that Apotex's product does not infringe the Cephalon patent. On April 8, 2013, the United States Court of Appeals for the Federal Circuit affirmed the District Court's rulings of invalidity and inequitable conduct. The plaintiffs in the antitrust cases sought to apply the inequitable conduct and invalidity findings to the antitrust cases in an effort to establish antitrust liability. The District Court denied, in part, plaintiffs' motion for summary judgment on this ground. In a separate ruling, the District Court granted defendants' summary judgment motion that there was no overarching conspiracy between Cephalon and the generic defendants. In addition, the District Court denied Apotex's motion for partial summary judgment seeking a ruling that Cephalon possessed monopoly power, holding that the motion raised fact issues that must be resolved at trial. Defendants' summary judgment motions arguing that none of the settlement agreements contained an impermissible reverse payment as a matter of law were denied on January 28, 2015. On June 1, 2015, the court denied class certification for the End Payor Class, and the End Payor Class has filed a petition for appellate review of that decision.

Teva settled with certain of the retail chain pharmacies (representing approximately half of the direct purchases of Provigil® from Cephalon) in 2013, and, given the significant similarities in the claims asserted and damages claimed by certain other purchaser plaintiffs, recorded a charge of $495 million in 2013 covering the settlement and the litigations with the remaining direct purchasers as well as the end payor purchasers. In March 2015, Teva reached a settlement with the Direct Purchaser Class for $512 million. The Direct Purchaser Class settlement was preliminarily approved by the Court on July 27, 2015. Management recorded an additional charge of $282 million in the first quarter of 2015 as a result of this settlement.

On May 28, 2015, Cephalon entered into a consent decree with the FTC whereby the FTC agreed to dismiss its claims against Cephalon in exchange for Cephalon and Teva making a payment into a settlement fund of $1.2 billion, less set-offs for prior settlements, including the settlements with the Direct Purchaser Class and the retail chain pharmacy plaintiffs described above. Pursuant to the consent decree, the net amount paid into the settlement fund may be used to settle certain other related cases, including the claims still pending in the litigation described above, as well as other government investigations. Under the consent decree, Teva also agreed to certain injunctive relief with respect to the types of settlement agreements Teva may enter into to resolve patent litigation in the United States for a period of ten years. If, at the end of the ten years, the entire settlement fund has not been fully disbursed, any amount remaining will be paid to the Treasurer of the United States. On July 16, 2015, Teva made a payment into the settlement fund for the difference of $1.2 billion less the amount of the agreed-upon settlements reached as of that date. Management recorded an additional charge of $398 million in the second quarter of 2015 as a result of the settlement with the FTC.

A trial to determine liability only has been scheduled to begin on February 2, 2016. The only remaining plaintiffs in the trial against Teva are the named end payors and Apotex.

In addition to the pending claims, the City of Providence, Rhode Island and the State of Louisiana have also filed lawsuits against Cephalon and other Teva subsidiaries, and Cephalon and other Teva subsidiaries have received notices of potential claims related to the Provigil® settlement agreements by certain other claimants.

In April 2011, the European Commission opened a formal investigation against both Cephalon and Teva to assess whether the 2005 settlement agreement between the parties might have had the object or effect of hindering the entry of generic modafinil. The opening of proceedings indicates that the Commission will investigate the case as a matter of priority, but does not mean that there has been a definitive finding of violation of law.

Barr Laboratories, Inc., a subsidiary of Teva (“Barr”), is a defendant in actions in California, Florida and Kansas alleging that a January 1997 patent litigation settlement agreement between Barr and Bayer Corporation was anticompetitive and violated state antitrust and consumer protection laws. In the California case, the trial court granted defendants' summary judgment motions, and the California Court of Appeal affirmed in October 2011. The trial court approved a $74 million class settlement with Bayer, and the California Supreme Court has received supplemental briefs addressing the effect of the AndroGel case on plaintiffs' appeal of the grant of summary judgment for the remaining defendants in this case. On May 7, 2015, the California Supreme Court reversed and remanded the case back to the trial court for a Rule of Reason inquiry. No trial date has been set. Based on the plaintiffs' expert testimony in a prior federal multidistrict litigation, estimated sales of ciprofloxacin in California were approximately $500 million during the alleged damages period. In the Kansas action, the court granted preliminary approval of the settlement Bayer entered into with plaintiffs on June 5, 2015. On July 22, 2015, Barr and its remaining co-defendants agreed to settle with plaintiffs. The terms of the settlement are confidential until plaintiffs file their motion for preliminary approval of the settlement.

In December 2011, three groups of plaintiffs sued Wyeth and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving extended release venlafaxine (generic Effexor® XR) entered into in November 2005. The cases were filed by a purported class of direct purchasers, by a purported class of indirect purchasers and by certain chain pharmacies. The plaintiffs claim that the settlement agreement between Wyeth and Teva unlawfully delayed generic entry. On October 7, 2014, the court granted Teva's motion to dismiss in the direct purchaser cases, after which the parties agreed that the court's reasoning applied equally to the indirect purchaser cases. Plaintiffs filed notices of appeal, and the Third Circuit has consolidated the appeal with a separate antitrust case in which Teva is not a party, In re Lipitor Antitrust Litigation, solely for purposes of disposition by the same appellate panel. Annual sales of Effexor® XR were approximately $2.6 billion at the time of settlement and at the time generic versions were launched in July 2010.

In February 2012, two purported classes of direct-purchaser plaintiffs sued GlaxoSmithKline (“GSK”) and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving lamotrigine (generic Lamictal®) entered into in February 2005. In August 2012, a purported class of indirect purchaser plaintiffs filed a nearly identical complaint against GSK and Teva. The plaintiffs claim that the settlement agreement unlawfully delayed generic entry and seek unspecified damages. In December 2012, the District Court dismissed the cases. On January 24, 2014, the District Court denied the direct purchaser plaintiffs' motion for reconsideration and affirmed its original dismissal of the cases. On June 26, 2015, the Third Circuit reversed and remanded for further proceedings. The defendants' petitions for review by the full court were denied on September 23, 2015. Annual sales of Lamictal® were approximately $950 million at the time of the settlement, and approximately $2.3 billion at the time generic competition commenced in July 2008.

Starting in September 2012, plaintiffs in numerous cases, including overlapping purported class actions, sued AstraZeneca and Teva, as well as Ranbaxy and Dr. Reddy's, for violating the antitrust laws by entering into settlement agreements to resolve the esomeprazole (generic Nexium®) patent litigation. Teva entered into its settlement agreement in January 2010. These cases were consolidated and transferred to the United States District Court for the District of Massachusetts. On November 24, 2014, Teva agreed to settle with all plaintiffs on all claims for $24 million, and a charge in this amount was recorded in the financial statements. On December 5, 2014, the jury returned a verdict in favor of AstraZeneca and Ranbaxy, finding that their settlement agreement was not the cause of delay for the entry of generic Nexium®. Final approval of Teva's settlements with the classes has been granted.

On June 18, 2014, two groups of end payors who opted out of the action in the District of Massachusetts filed complaints in the Philadelphia Court of Common Pleas (the “Philadelphia Actions”) with allegations nearly identical to those in the District of Massachusetts action. Proceedings in the Philadelphia Actions are stayed pending resolution of the action in the District of Massachusetts. Annual sales of Nexium® were approximately $6.3 billion at the time the Teva settlement agreement was entered into, and sales in 2014 were approximately $6 billion. Teva launched its generic version of Nexium® in the first quarter of 2015.

In April 2013, purported classes of direct purchasers of and end payors for Niaspan® (extended release niacin) sued Teva and Abbott for violating the antitrust laws by entering into a settlement agreement in April 2005 to resolve patent litigation over the product. A multidistrict litigation has been established in the United States District Court for the Eastern District of Pennsylvania. Teva and Abbott's motion to dismiss was denied on September 8, 2014. In March and April 2015, several individual direct purchaser opt-out plaintiffs filed complaints with allegations nearly identical to those of the direct purchaser class. Annual sales of Niaspan® were approximately $416 million at the time of the settlement and approximately $1.1 billion at the time generic competition commenced in September 2013.

Since July 2013, numerous lawsuits have been filed in several federal courts by purported classes of end payors for, and direct purchasers of, Solodyn® ER (minocycline hydrochloride) against Medicis, the innovator, and several generic manufacturers, including Teva. The lawsuits allege, among other things, that the settlement agreements between Medicis and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Medicis in March 2009. A multidistrict litigation has been established in the United States District Court for the District of Massachusetts. On September 12, 2014, plaintiffs filed an amended complaint that did not name Teva as a defendant. Annual sales of Solodyn® ER were approximately $380 million at the time Teva settled, and approximately $765 million at the time generic competition entered the market on a permanent basis in November 2011.

Since November 2013, numerous lawsuits have been filed in several federal courts by purported classes of end payors for, and direct purchasers of, Aggrenox® (dipyridamole/aspirin tablets) against Boehringer Ingelheim (“BI”), the innovator, and several Teva entities. The lawsuits allege, among other things, that the settlement agreement between BI and Barr entered into in August 2008 violated the antitrust laws. A multidistrict litigation has been established in the United States District Court for the District of Connecticut. Teva and BI's motion to dismiss was denied on March 23, 2015. Defendants' motion for certification for an immediate appeal of that decision was granted on July 21, 2015, but the Second Circuit denied hearing the appeal. Annual sales of Aggrenox® were approximately $340 million at the time of the settlement, and were approximately $455 million at the time generic competition began in July 2015. Teva launched a generic version of Aggrenox® in July 2015.

Since January 2014, numerous lawsuits have been filed in the United States District Court for the Southern District of New York by purported classes of end payors for and direct purchasers of ACTOS® and ACTOplus Met® (pioglitazone and pioglitazone plus metformin) against Takeda, the innovator, and several generic manufacturers, including Teva. The lawsuits allege, among other things, that the settlement agreements between Takeda and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Takeda in December 2010. Defendants' motions to dismiss with respect to the end payor lawsuits were granted on September 23, 2015. On October 22, 2015, the end payors filed a notice of appeal of this ruling. On October 22, 2015, the end payors filed a notice of appeal of this ruling.The lawsuits brought by the direct purchasers were stayed pending a ruling on the motions to dismiss the end payor lawsuits. Following the ruling on the motions to dismiss in the end payor lawsuits, direct purchaser plaintiffs announced that they would seek to amend their complaint. At the time of the settlement, annual sales of ACTOS® were approximately $3.7 billion and annual sales of ACTOplus Met® were approximately $500 million. At the time generic competition commenced in August 2012, annual sales of ACTOS® were approximately $2.8 billion and annual sales of ACTOplusMet® were approximately $430 million.

On September 8, 2014, the FTC sued AbbVie Inc. and certain of its affiliates (“AbbVie”) and Teva in the United States District Court for the Eastern District of Pennsylvania alleging that they violated the antitrust laws when they entered into a settlement agreement to resolve the AndroGel® patent litigation and a supply agreement under which AbbVie would supply authorized generic product for TriCor® to Teva. The FTC alleges that Teva agreed to delay the entry of its generic testosterone gel product in exchange for entering into the TriCor supply agreement. On May 6, 2015, the court granted Teva's motion to dismiss the FTC's claim as to Teva. The FTC's motions for reconsideration and for entry of partial final judgment to permit an immediate appeal were denied.

Since May 29, 2015, two lawsuits have been filed in the United States District Court for the Southern District of New York by a purported class of direct purchasers of, and a purported class of end payors for, Namenda IR® (memantine hydrochloride) against Forest Laboratories, LLC and Actavis PLC, the innovator, and several generic manufacturers, including Teva. The direct purchasers withdrew their complaint and filed an amended complaint that did not name Teva as a defendant. The lawsuits allege, among other things, that the settlement agreements between Forest and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Forest in November 2009. Annual sales of Namenda IR® at the time of the settlement were approximately $1.1 billion, and are currently approximately $1.4 billion.

Government Investigations and Litigation Relating to Pricing and Marketing

Teva is involved in government investigations and litigation arising from the marketing and promotion of its specialty pharmaceutical products in the United States. Many of these investigations originate through what are known as qui tam complaints, in which the government reviews a complaint filed under seal by a whistleblower (a “relator”) that alleges violations of the federal False Claims Act. The government considers whether to investigate the allegations and will, in many cases, issue subpoenas requesting documents and other information, including conducting witness interviews. The government must decide whether to intervene and pursue the claims as the plaintiff. Once a decision is made by the government, the complaint is unsealed. If the government decides not to intervene, then the relator may decide to pursue the lawsuit on his own without the active participation of the government.

Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $5,500 to $11,000 for each allegedly false claim submitted to the government for payment. Generally speaking, these cases take several years for the investigation to be completed and, ultimately, to be resolved (either through litigation or settlement) after the complaint is unsealed. In addition, some states have pursued investigations under state false claims statutes or consumer protection laws, either in conjunction with a government investigation or separately. There is often collateral litigation that arises from public disclosures of government investigations, including the filing of class action lawsuits by third party payors alleging fraud-based claims or by shareholders alleging violations of the securities laws.

A number of state attorneys general and others have filed various actions against Teva and/or certain of its subsidiaries in the United States relating to reimbursements or drug price reporting under Medicaid or other programs. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. Teva and its subsidiaries have reached settlements in most of these cases, and remain parties to litigation in Illinois. A provision for the cases has been included in the financial statements. Trial in the Illinois case concluded in the fourth quarter of 2013, and post-trial briefing has been submitted and is under consideration. The State of Illinois is seeking approximately $100 million in compensatory damages. Any such damages ultimately awarded by the court are subject to automatic trebling. In addition, the state is seeking unspecified statutory penalties that could range, depending on the method used for calculation, from a de minimis amount to well over $100 million. Teva denies any liability, and will argue that even if the court finds liability, compensatory damages and penalties should be significantly less than the amount sought by the state.

Several qui tam complaints have been unsealed in recent years as a result of government decisions not to participate in the cases. The following is a summary of certain government investigations, qui tam actions and related matters.

In December 2009, the United States District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including certain Teva subsidiaries, violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The Department of Justice declined to join in the matter. The defendants, including Teva, filed a motion to dismiss, which was granted on February 25, 2013. The plaintiffs' deadline to appeal the dismissal has not yet expired.

In September 2013, the State of Louisiana filed a complaint seeking unspecified damages against 54 pharmaceutical companies, including several Teva subsidiaries. The complaint asserts that each of the defendants allegedly defrauded the state by falsely representing that its products were FDA-approved drugs, which allegedly caused the state Medicaid program to pay millions of dollars in reimbursement claims for products that it would not otherwise have covered. The case was recently dismissed without prejudice, with the court finding that the state was not a proper plaintiff. The state is appealing this decision.

Cephalon has received and responded to subpoenas related to Treanda®, Nuvigil® and Fentora®. In March 2013, a federal False Claims Act complaint filed against Cephalon in the United States District Court for the Southern District of New York was unsealed. The case was transferred to the Eastern District of Pennsylvania. The complaint alleges off-label promotion of Treanda® and Fentora®. The District Court granted Cephalon's motion to dismiss the Fentora claims and denied Cephalon's motion to dismiss the Treanda® claims. In January 2014, a separate federal False Claims Act complaint that had been filed in the United States District Court for the Eastern District of Pennsylvania was served on Cephalon. The complaint alleges off-label promotion of Fentora®, Nuvigil® and Provigil®. The District Court dismissed the Fentora® claims and denied Cephalon's motion to dismiss the Provigil® and Nuvigil® claims. On August 13, 2015, Cephalon submitted a motion to modify the Court's order denying its motion to dismiss the relators' Provigil® claims.

Cephalon is a defendant in a putative class action filed in the United States District Court for the Eastern District of Pennsylvania in which plaintiffs, third party payors, allege approximately $700 million in losses resulting from the promotion and prescription of Actiq® for uses not approved by the FDA despite the availability of allegedly less expensive pain management drugs that were more appropriate for patients' conditions. In March 2015, the court denied the plaintiffs' motion for class certification. Cephalon is defending a separate putative class action law suit with similar off-label claims involving Provigil® and Gabitril® brought by the American Federation of State, County and Municipal Employees, District Council 47 Health and Welfare Fund. In October 2015, Cephalon reached an agreement in principle to resolve this case without admitting any liability, and the case will be dismissed.

In July 2014, the court granted Cephalon and Teva's motion to dismiss an action brought by certain Travelers entities that was filed in the Eastern District of Pennsylvania alleging off-label marketing of Actiq® and Fentora®. The plaintiffs' motion to amend the judgment and file a second amended complaint was denied on September 24, 2014, and the plaintiffs have appealed. On August 10, 2015, the Third Circuit Court of Appeals entered an order affirming the district court's order dismissing the case with prejudice. Cephalon is also a defendant in a lawsuit filed by the State of South Carolina alleging violations of the state's unfair trade practices law and common law in connection with the alleged off-label promotion of Actiq®, Provigil® and Gabitril®. In September 2015, Cephalon reached an agreement in principle to resolve this case without admitting any liability, and the case will be dismissed.

On May 21, 2014, counsel for Santa Clara County and Orange County, purportedly on behalf of the People of California, filed a complaint in the Superior Court for Orange County, California against Teva and Cephalon, along with several other pharmaceutical companies, contending that defendants allegedly engaged in off-label promotion in the sale of opioids, including Actiq® and Fentora®. On June 2, 2014, the City of Chicago filed a similar complaint against Teva and Cephalon in the Circuit Court of Cook County, Illinois, which has been removed to the Northern District of Illinois. Both complaints assert claims under state law based upon alleged off-label promotion in the sale of opioids, and both seek a variety of damages, including restitution, civil penalties, disgorgement of profits, treble damages, attorneys' fees and injunctive relief. Neither complaint specifies the exact amount of damages at issue. Teva and Cephalon filed motions to dismiss in both the California and Chicago actions. All claims against Teva and Cephalon in the Chicago action were dismissed without prejudice by the District Court. On August 26, 2015, the City of Chicago filed a second amended complaint. In the California action, on August 27, 2015, the Court granted the defendants' demurrer, or motion to dismiss, on primary jurisdiction grounds and the case has been stayed.

On January 8, 2014, Teva received a civil investigative demand from the United States Attorney for the Southern District of New York seeking documents and information from January 1, 2006 related to sales, marketing and promotion of Copaxone® and Azilect®. The demand states that the government is investigating possible civil violations of the federal False Claims Act. On March 12, 2015, the docket in this matter and a False Claims Act civil qui tam complaint concerning this matter were unsealed by the court, which revealed that the United States Attorney had notified the court on November 18, 2014 that it had declined to intervene in and proceed with the lawsuit. The qui tam relators, however, are moving forward with the lawsuit. On June 5, 2015, Teva filed motions to dismiss the complaint, which remains pending.

For several years, Teva has been conducting a voluntary worldwide investigation into business practices that may have implications under the U.S. Foreign Corrupt Practices Act (“FCPA”). Teva has engaged outside counsel to assist in its investigation, which was prompted by the receipt, beginning in 2012, of subpoenas and informal document requests from the SEC and the Department of Justice (“DOJ”) to produce documents with respect to compliance with the FCPA in certain countries. Teva has provided and will continue to provide documents and other information to the SEC and the DOJ, and is cooperating with these agencies in their investigations of these matters. In the course of its investigation, which is continuing, Teva has identified certain business practices and transactions in Russia, certain European countries, certain Latin American countries and other countries in which it conducts business, which likely constitute violations of the FCPA and/or local law. In connection with its investigation, Teva has also become aware that Teva affiliates in certain countries under investigation provided to local authorities inaccurate or altered information relating to marketing or promotional practices. Teva has brought and continues to bring these issues to the attention of the SEC and the DOJ. Teva cannot predict at this time the impact on the Company as a result of these matters, which may include material fines in amounts that are not currently estimable, limitations on the Company's conduct, the imposition of a compliance monitor and/or other civil and criminal penalties.

Shareholder Litigation

On December 18, 2013, a putative class action securities lawsuit was filed in the United States District Court for the Southern District of New York on behalf of purchasers of Teva's securities between January 1, 2012 and October 29, 2013. The complaint alleges that Teva and certain directors and officers violated Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder, and that the individual defendants violated Section 20 of the Exchange Act, by making false and misleading statements that failed to disclose the existence of significant internal discord between Teva's board of directors and senior management concerning execution of Teva's strategies, including implementation of a cost reduction program. On March 2, 2015, prior to any ruling by the court on the motion, and without any payment by Teva, the plaintiff voluntarily dismissed the lawsuit.

Other Litigation

In January 2013, GSK filed a lawsuit against Teva for violations of the Lanham Act in the marketing of its Budeprion XL 300 mg product. The lawsuit alleges that Teva made false representations in claiming that Budeprion XL 300 mg was bioequivalent to GSK's Wellbutrin® XL 300 mg and “implicitly communicated” that the product was as safe and efficacious as GSK's product. At the time Teva began selling Budeprion XL 300 mg, annual sales of Wellbutrin® XL 300 mg were approximately $1 billion. In April 2013, Teva filed a motion to dismiss the complaint on the grounds that GSK cannot retroactively challenge through the Lanham Act a determination of bioequivalence made by the FDA, and that Teva's alleged statements, which merely repeated the FDA approval status of Wellbutrin®, were not false or misleading as a matter of law. On March 10, 2014, the motion was denied, and Teva's motion for reconsideration was denied on July 18, 2014.

Environmental Matters

Teva is party to a number of environmental proceedings, or has received claims, including some brought pursuant to the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as the Superfund law) or other national, federal, provincial or state and local laws imposing liability for alleged noncompliance with various environmental laws and regulations or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings and claims seek to require the generators of hazardous wastes disposed of at a third-party-owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the site or to pay for such activities, including for oversight by governmental authorities, the response costs associated with such oversight and any related damages to natural resources. Teva has received claims, or has been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva's facilities or former facilities that may have adversely impacted the environment.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties, under certain circumstances, may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup and other costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings or for which claims have been asserted; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, the amounts of which have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are identifiable and estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, indemnitors, former site owners or operators or other potentially responsible parties. In addition, enforcement proceedings relating to alleged federal, state, commonwealth or local regulatory violations at some of Teva's facilities have resulted, or may result, in the imposition of significant penalties (in amounts not expected to materially adversely affect Teva's results of operations) and the recovery of certain state or commonwealth costs and natural resource damages, and have required, or may require, that corrective measures and enhanced compliance measures be implemented.